Technology Intellectual Property (Tables)	9 Months Ended
Sep. 30, 2013
Technology Intellectual Property Tables
Schedule of technology intellectual property
	Cost $	Accumulated amortization $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

iPMine technology	10,025,500	250,638	9,774,862	–